Taxes on income - Narrative (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments, Owned, Federal Income Tax Note [Line Items]
Decrease in provision for tax on trapped earnings due to utilization in period	$ 4,900		$ 71
Increase in provision for tax on trapped earnings due to additional provision recognized			7
Undistributed earnings of foreign subsidiaries		$ 33,663
Unrecognized tax benefits, interest on income taxes expense		129	92	$ 25
Interest on income taxes accrued		$ 297	$ 168
Approved Enterprise and Beneficiary Enterprise | Minimum
Investments, Owned, Federal Income Tax Note [Line Items]
Beneficial tax rate		0.00%
Approved Enterprise and Beneficiary Enterprise | Maximum
Investments, Owned, Federal Income Tax Note [Line Items]
Beneficial tax rate		10.00%